UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Dean Capital Management, LLC
Address:	7450 W 130th St. Ste. 150
		Overland Park, KS  66213

13F File Number:  28-13367

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Douglas A. Leach
Title:	Chief Compliance Officer
Phone:	(913) 944-4455

Signature, Place, and Date of Signing:

	Douglas A. Leach		Overland Park, KS  May 23, 2012

Report Type (Check only one.):

[ ]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[X]		13F COMBINATION REPORT.



List of Other Managers Reporting for this Manager:

Form 13F File Number	Name
28-02462 		Dean Investment Associates, LLC.

FORM 13F SUMMARY PAGE


Report Summary:

Number Other Included Manager:	1

Form 13F Information Table Entry Total:	78

Form 13F Information Table Value Total:  1117
					(x$1000)


List of Other Included Manager:

No. 	Form 13F File Number		Name
01   	028-14511		 	American Beacon Advisors, Inc.





                                                        FORM 13F INFORMATION TABLE

                                                         VALUE   SHARES/   SH/  PUT/  INVSTMT    OTHER    VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP   (x$1000) PRN AMT   PRN  CALL  DSCRETN   MANAGERS  SOLE  SHARED  NONE
------------------------------  ------------- --------- -------- --------  ---  ----  -------  --------------------------------
Alliant Techsystems Inc              CS       018804104    21      420     SH         DEFINED      1                    420
American Equity Investment Life      CS       025676206    23      1785    SH         DEFINED      1                    1785
American Greetings Corp Cl A         CS       026375105    16      1075    SH         DEFINED      1                    1075
Amkor Technology Inc                 CS       031652100    10      1705    SH         DEFINED      1                    1705
Amtrust Financial Services           CS       032359309    17      625     SH         DEFINED      1                    625
Assured Guaranty Ltd                 CS       G0585R106    6       355     SH         DEFINED      1                    355
BBCN Bancorp Inc                     CS       073295107    11      1005    SH         DEFINED      1                    1005
Bill Barrett                         CS       06846n104    5       185     SH         DEFINED      1                    185
Brinks Co                            CS       109696104    5       220     SH         DEFINED      1                    220
Bryn Mawr Bank Corp                  CS       117665109    18      805     SH         DEFINED      1                    805
CACI Intl Inc                        CS       127190304    20      320     SH         DEFINED      1                    320
Cal Maine Foods Inc                  CS       128030202    22      565     SH         DEFINED      1                    565
Cloud Peak Energy Inc                CS       18911Q102    22      1375    SH         DEFINED      1                    1375
Collective Brands Inc                CS       19421W100    13      640     SH         DEFINED      1                    640
Commercial Metals Co                 CS       201723103    20      1325    SH         DEFINED      1                    1325
Contango Oil & Gas Co                CS       21075N204    18      300     SH         DEFINED      1                    300
Crane Co                             CS       224399105    11      235     SH         DEFINED      1                    235
Curtiss Wright Corp                  CS       231561101    14      365     SH         DEFINED      1                    365
Dana Holding Corp                    CS       235825205    11      680     SH         DEFINED      1                    680
Darling Intl Inc                     CS       237266101    6       345     SH         DEFINED      1                    345
Datalink Corp                        CS       237934104    18      1885    SH         DEFINED      1                    1885
Dean Foods Co                        CS       242370104    12      955     SH         DEFINED      1                    955
Diamond Hill Investment Grp          CS       25264R207    13      180     SH         DEFINED      1                    180
EMCOR Group Inc                      CS       29084Q100    11      390     SH         DEFINED      1                    390
Enstar Group Ltd                     CS       G3075P101    11      110     SH         DEFINED      1                    110
Exco Resources Inc                   CS       269279402    5       740     SH         DEFINED      1                    740
Foster Wheeler                       CS       H27178104    11      480     SH         DEFINED      1                    480
FTI Consulting Inc                   CS       302941109    11      285     SH         DEFINED      1                    285
Geoeye Inc                           CS       37250W108    22      895     SH         DEFINED      1                    895
Greif Inc Cl A                       CS       397624107    25      440     SH         DEFINED      1                    440
Hanesbrands Inc                      CS       410345102    11      380     SH         DEFINED      1                    380
Harsco Corp                          CS       415864107    11      475     SH         DEFINED      1                    475
Health Mgmt Assoc Inc New Cl A       CS       421933102    10      1530    SH         DEFINED      1                    1530
Healthsouth Corp                     CS       421924309    22      1075    SH         DEFINED      1                    1075
Helen Of Troy Ltd                    CS       G4388N106    22      660     SH         DEFINED      1                    660
Home Bancshares Inc                  CS       436893200    11      430     SH         DEFINED      1                    430
Hospitality Properties Trust         CS       44106M102    20      750     SH         DEFINED      1                    750
Ingram Micro Inc                     CS       457153104    22      1170    SH         DEFINED      1                    1170
Inland Real Estate Corp              CS       457461200    11      1235    SH         DEFINED      1                    1235
Innophos Holdings Inc                CS       45774N108    6       110     SH         DEFINED      1                    110
Intl Fcstone Inc                     CS       46116V105    10      480     SH         DEFINED      1                    480
Jarden Corp                          CS       471109108    17      420     SH         DEFINED      1                    420
John Bean Technologies               CS       477839104    6       345     SH         DEFINED      1                    345
Kraton Performance Polymers Inc      CS       50077C106    17      625     SH         DEFINED      1                    625
Lexmark Intl                         CS       529771107    11      325     SH         DEFINED      1                    325
Lincare Hldgs Inc                    CS       532791100    16      605     SH         DEFINED      1                    605
Macquarie Infrastructure Co          CS       55608B105    15      450     SH         DEFINED      1                    450
Magellan Health Svcs Inc             CS       559079207    19      395     SH         DEFINED      1                    395
Mantech Intl Corp                    CS       564563104    20      580     SH         DEFINED      1                    580
Meredith Corp                        CS       589433101    11      350     SH         DEFINED      1                    350
Mesa Laboratories Inc                CS       59064R109    24      490     SH         DEFINED      1                    490
Myers Inds Inc                       CS       628464109    12      795     SH         DEFINED      1                    795
Nash Finch Co                        CS       631158102    6       195     SH         DEFINED      1                    195
National Presto Inds Inc             CS       637215104    5        70     SH         DEFINED      1                     70
One Liberty Properties Inc           CS       682406103    14      754     SH         DEFINED      1                    754
Oshkosh Corp                         CS       688239201    5       200     SH         DEFINED      1                    200
Parker Drilling Co                   CS       701081101    17      2770    SH         DEFINED      1                    2770
Primerica Inc                        CS       74164M108    17      655     SH         DEFINED      1                    655
QLogic Corp                          CS       747277101    12      660     SH         DEFINED      1                    660
Rand Logistics Inc                   CS       752182105    17      2000    SH         DEFINED      1                    2000
Rent A Center Inc                    CS       76009N100    15      400     SH         DEFINED      1                    400
Roundy's Inc                         CS       779268101    11      995     SH         DEFINED      1                    995
RPC Inc                              CS       749660106    11      1060    SH         DEFINED      1                    1060
Sanderson Farms Inc                  CS       800013104    19      355     SH         DEFINED      1                    355
Schnitzer Steel Industries           CS       806882106    11      270     SH         DEFINED      1                    270
Southside Bancshares Inc             CS       84470p109    23      1025    SH         DEFINED      1                    1025
Spectrum Brands Holdings Inc         CS       84763R101    19      540     SH         DEFINED      1                    540
Stancorp Finl Group Inc              CS       852891100    19      470     SH         DEFINED      1                    470
State Bank Financial Corp            CS       856190103    18      1005    SH         DEFINED      1                    1005
Tech Data Corp                       CS       878237106    20      360     SH         DEFINED      1                    360
Tenneco Inc                          CS       880349105    11      285     SH         DEFINED      1                    285
TNS Inc                              CS       872960109    14      640     SH         DEFINED      1                    640
Triumph Group Inc                    CS       896818101    18      290     SH         DEFINED      1                    290
UGI Corp                             CS       902681105    14      505     SH         DEFINED      1                    505
Unit Corp                            CS       909218109    5       120     SH         DEFINED      1                    120
Valassis Commns Inc                  CS       918866104    19      805     SH         DEFINED      1                    805
Vishay Intertechnology Inc           CS       928298108    13      1095    SH         DEFINED      1                    1095
Wilshire Bancorp Inc                 CS       97186T108    12      2430    SH         DEFINED      1                    2430